Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of cash receipts generated from operating activities
Cash receipts from sales of goods and rendering of services		$ 4,817,584	$ 5,102,866	$ 8,162,698
Cash receipts from premiums and benefits, annuities and other benefits from policies entered		0	1,000	0
Cash receipts derived from sub-leases		0	0	89
Classes of Payments
Cash payments to suppliers for the provision of goods and services		(3,401,646)	(3,399,104)	(5,637,224)
Cash payments relating to variable leases		(3,956)	(6,138)	(4,700)
Other payments related to operating activities		(81,528)	(94,899)	(86,291)
Net cash generated from operating activities		1,330,454	1,603,725	2,434,572
Dividends received		9,679	18,566	9,328
Interest paid		(250,004)	(240,825)	(121,222)
Interest paid on lease liabilities		(2,951)	(2,820)	(2,038)
Interest received		96,796	97,077	103,352
Income taxes paid		(107,071)	(235,155)	(2,309,640)
Other cash (outflows) inflows	[1]	237,464	34,110	(310,991)
Net cash generated from (used in) operating activities		1,314,367	1,274,678	(196,639)
Cash flows generated from (used in) investing activities
Proceeds from the sale of equity instruments		0	0	4,745
Purchase of ownership interest in associates and joint ventures		(228)	(356,846)	(34,547)
Acquisition of equity instruments		(6,300)	(11,063)	(30,701)
Acquisition of subsidiaries		(11,485)	(122,594)	0
Proceeds from the sale of property, plant and equipment		79	23	44
Payment of loans from related entities		(9,762)	(6,746)	0
Acquisition of property, plant and equipment		(876,676)	(971,792)	(1,103,598)
Proceeds from sale of intangible assets		281	13,037	5,205
Proceeds related to futures, forward options and swap contracts		0	346	18,034
Loans to related parties		1,380	2,093	3,387
Purchases of other long-term assets		0	(10,701)	(12,002)
Other cash inflows (outflows)	[2],[3]	130,949	250,251	(332,060)
Cash flow used in investing activities		(771,762)	(1,213,992)	(1,481,493)
Cash flows generated from (used in) financing activities
Payment of lease liabilities		(25,573)	(22,288)	(15,914)
Proceeds from long-term loans		607,006	886,000	850,000
Proceeds from short-term loans		1,115,000	1,250,000	1,215,000
Loan repayments		(1,839,565)	(1,764,869)	(530,717)
Proceeds from hedges associated to loans		454	759	18,927
Dividends paid		(4,273)	(67,219)	(1,471,035)
Net cash flow generated from financing activities		(146,951)	282,383	66,261
Net increase (decrease) in cash and cash equivalents before the effect of changes in the exchange rate		395,654	343,069	(1,611,871)
Effects of exchange rate fluctuations on cash and cash equivalents		(23,184)	(6,587)	(1,996)
Increase (decrease) in cash and cash equivalents		372,470	336,482	(1,613,867)
Cash and cash equivalents at beginning of year		1,377,851	1,041,369	2,655,236
Cash and cash equivalents at end of year		$ 1,750,321	$ 1,377,851	$ 1,041,369

[1]	Other inflows (outflows) of cash from operating activities include net increases (decreases) of value added tax and banking expenses, taxes associated with interest payments, costs of issuance of debt and government grants.
[2]	Other cash inflows (outflow) include investments and redemptions of time deposits and other financial instruments that do not qualify as cash and cash equivalent in accordance with IAS 7, paragraph 7, since they mature in more than 90 days from the original investment date.
[3]	Other cash inflows (outflows) from investing activities include guarantees deposits described in note 12.2